SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2000

                                [GRAPHIC OMITTED]

Mercury
Small Cap
Value
Fund, Inc.

                          MASTER SMALL CAP VALUE TRUST

SECTOR REPRESENTATION
================================================================================

A pie chart illustrating the following percentages

(As a Percentage of Net Assets as of September 30, 2000.)

Utilities - 0.4%
Miscellaneous - 0.7%
Consumer Staples - 1.8%
Auto & Transportation - 3.6%
Energy - 4.0%
Producer Durables - 5.8%
Healthcare - 7.2%
Financial Services - 11.5%
Materials & Processing - 11.8%
Technology - 16.7%
Consumer Discretionary - 23.5%

INVESTMENTS AS OF SEPTEMBER 30, 2000
================================================================================

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
================================================================================
WMS Industries, Inc.                                                     3.3%
--------------------------------------------------------------------------------
United Rentals, Inc.                                                     2.4
--------------------------------------------------------------------------------
Structural Dynamics Research
  Corporation                                                            2.3
--------------------------------------------------------------------------------
Charter One Financial, Inc.                                              2.1
--------------------------------------------------------------------------------
Tech Data Corporation                                                    2.1
--------------------------------------------------------------------------------
Watsco, Inc.                                                             1.7
--------------------------------------------------------------------------------
Panera Bread Company (Class A)                                           1.6
--------------------------------------------------------------------------------
The Men's Warehouse, Inc.                                                1.6
--------------------------------------------------------------------------------
FileNET Corporation                                                      1.5
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                                    1.5
--------------------------------------------------------------------------------


            September 30, 2000 (2) Mercury Small Cap Value Fund, Inc.

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report for Mercury Small Cap Value Fund, Inc. The Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that Fund management believes have special investment value and emerging growth companies regardless of size. The Fund is a "feeder" fund that invests all of its assets in Master Small Cap Value Trust, which has the same investment objective as the Fund.

During the six months ended September 30, 2000, Mercury Small Cap Value Fund, Inc. and a predecessor Fund investing in the same underlying portfolio as Mercury Small Cap Value Fund outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class I, Class A, Class B and Class C Shares were +9.20%, +9.02%, +8.56% and +8.63%, respectively, compared to the total return of -2.72% for the unmanaged Russell 2000 Index. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Investment Environment

The positive performance run of small-capitalization stocks ended with a growth stock collapse that began in March. This led to a 2.72% loss for the six-month period ended September 30, 2000 for the Russell 2000 Index, a widely followed measure of small-capitalization stock performance. Large-capitalization stocks performed about the same as small caps, as the Dow Jones Industrial Average and the unmanaged Standard & Poor's 500 (S&P 500) Index posted returns of -1.73% and -3.60%, respectively, for the same six-month period. The divergence in performance between value and growth stocks has continued in favor of value stocks following the mid-March technology stock sell-off. This divergence is evident in the style-specific Russell small-capitalization indexes. Value small cap stocks in the Russell 2000 Index gained 9.43% for the six-month period ended September 30, 2000, while growth small cap stocks in the Russell 2000 Index declined 11.05%. Some of these growth small cap stocks declined to levels that meet our out-of-favor valuation screen criteria and are under consideration as potential investments for the Trust. However, there are still quite a few growth stocks that have not yet declined to what we believe to be reasonable valuation levels, and it is possible that the overall market may fall further as the revaluation process continues.

For the period ended September 30, 2000, the Fund's performance benefited from strong stock selection in the consumer discretionary, technology, and financial services sectors. Our underweighted position in the healthcare sector negatively influenced performance for the period, as healthcare stocks were the strongest performing group in the Russell 2000. The Trust was a net seller of consumer discretionary, consumer staples, and financial services stocks during the period, as several stocks met our price objectives or were the subject of takeover activity. Purchases were made in the technology, materials and processing, and producer durables sectors, based on attractive valuations and favorable company-specific fundamentals.

At September 30, 2000, the Trust was underweighted in the financial services and healthcare sectors, and overweighted in the consumer discretionary and materials & processing sectors, compared to the Russell 2000 Index sector weights. The Trust's sector weights


            September 30, 2000 (3) Mercury Small Cap Value Fund, Inc.

are consistent with our investment philosophy of investing in the stocks of small companies that are out of favor with investors. Healthcare and financial services stocks have performed well during the past six months. Consequently, relatively few stocks in those sectors are trading at the low end of their historical valuation ranges. Consumer discretionary and producer durables stocks have performed poorly for some time and a significant number of stocks in those sectors meet our valuation criteria.

In Conclusion

Throughout the period ended September 30, 2000, sentiment alternated between optimism and pessimism, and investor favor vacillated between growth and value stocks. The recent decline in the market has brought a number of new investment opportunities to our attention. Valuations for many small-capitalization stocks appear attractive to us, though the decelerating economic backdrop presents risk for stocks whose prices have not yet adjusted to the reduced growth expectations for the overall market. Although the investment environment is likely to continue to be volatile, we have a positive long-term outlook for the Trust's current holdings.

We thank you for your investment in Mercury Small Cap Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                         /s/ Daniel V. Szemis

Terry K. Glenn                             Daniel V. Szemis
President and Director/Trustee             Senior Vice President and
                                           Portfolio Manager

November 13, 2000


            September 30, 2000 (4) Mercury Small Cap Value Fund, Inc.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

The performance results depicted on page 6 are those of Mercury Small Cap Value Fund and, prior to October 1, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Mercury Small Cap Value Fund. Performance results prior to October 1, 2000 reflect the annual operating expenses of the predecessor Fund. If Mercury Small Cap Value Fund's operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 1, 2000 include the actual operating expenses of Mercury Small Cap Value Fund. The Fund commenced operations on September 5, 2000.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


            September 30, 2000 (5) Mercury Small Cap Value Fund, Inc.

FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS*
================================================================================
                                                                   Ten Years/
                                    6 Month        12 Month      Since Inception
As of September 30, 2000         Total Return    Total Return     Total Return
--------------------------------------------------------------------------------
Class I                             + 9.20%         +44.44%         +494.29%
--------------------------------------------------------------------------------
Class A                             + 9.02          +44.03          +179.20
--------------------------------------------------------------------------------
Class B                             + 8.56          +42.91          +436.36
--------------------------------------------------------------------------------
Class C                             + 8.63          +42.94          +166.46
--------------------------------------------------------------------------------
Russell 2000 Index**                - 2.72          +23.39      +377.97/+124.04
--------------------------------------------------------------------------------
 * Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I & Class B Shares and from 10/21/94 for Class A and Class C Shares.
** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

AVERAGE ANNUAL TOTAL RETURN
================================================================================

                                              % Return                 % Return
                                            Without Sales             With Sales
Class I Shares*                                Charge                  Charge**
================================================================================
One Year Ended
9/30/00                                       +44.44%                  +36.86%
--------------------------------------------------------------------------------
Five Years Ended
9/30/00                                       +18.92                   +17.64
--------------------------------------------------------------------------------
Ten Years Ended
9/30/00                                       +19.51                   +18.87
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class I Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                              % Return                 % Return
                                            Without Sales             With Sales
Class B Shares*                                 CDSC                    CDSC**
================================================================================
One Year Ended
9/30/00                                       +42.91%                  +38.91%
--------------------------------------------------------------------------------
Five Years Ended
9/30/00                                       +17.69                   +17.69
--------------------------------------------------------------------------------
Ten Years Ended
9/30/00                                       +18.29                   +18.29
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                              % Return                 % Return
                                            Without Sales             With Sales
Class A Shares*                                Charge                  Charge**
================================================================================
One Year Ended
9/30/00                                       +44.03%                   +36.47%
--------------------------------------------------------------------------------
Five Years Ended
9/30/00                                       +18.63                    +17.36
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                               +18.85                    +17.78
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                              % Return                 % Return
                                            Without Sales             With Sales
Class C Shares*                                 CDSC                    CDSC**
================================================================================
One Year Ended
9/30/00                                       +42.94%                  +41.94%
--------------------------------------------------------------------------------
Five Years Ended
9/30/00                                       +17.69                   +17.69
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                               +17.92                   +17.92
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.


            September 30, 2000 (6) Mercury Small Cap Value Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of September 30, 2000
--------------------------------------------------------------------------------

MERCURY SMALL CAP VALUE FUND, INC.
================================================================================

Assets:
Investment in Master Small Cap Value Trust, at value (identified
  cost-- $126,637)                                                           $ 123,182
Prepaid registration fees and other assets                                     111,870
                                                                             ---------
Total assets                                                                   235,052
                                                                             ---------
--------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                      $   959
  Administrator                                                         18         977
                                                                   -------
Accrued expenses and other liabilities                                         111,002
                                                                             ---------
Total liabilities                                                              111,979
                                                                             ---------
--------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $ 123,073
                                                                             =========
--------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              $     250
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    250
Class B Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    250
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    513
Paid-in capital in excess of par                                               124,057
Accumulated investment loss -- net                                                 (48)
Undistributed realized capital gains on investments from
  the Trust -- net                                                               1,256
Unrealized depreciation on investments from the Trust -- net                    (3,455)
                                                                             ---------
Net assets                                                                   $ 123,073
                                                                             =========
--------------------------------------------------------------------------------------

Net Asset Value:

Class I -- Based on net assets of $24,362 and 2,500 shares
  outstanding                                                                $    9.74
                                                                             =========
Class A -- Based on net assets of $24,358 and 2,500 shares
  outstanding                                                                $    9.74
                                                                             =========
Class B -- Based on net assets of $24,346 and 2,500 shares
  outstanding                                                                $    9.74
                                                                             =========
Class C -- Based on net assets of $50,007 and 5,134 shares
  outstanding                                                                $    9.74
                                                                             =========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.


            September 30, 2000 (7) Mercury Small Cap Value Fund, Inc.

STATEMENT OF OPERATIONS

For the Period September 5, 2000+ to September 30, 2000
--------------------------------------------------------------------------------

MERCURY SMALL CAP VALUE FUND, INC.
================================================================================
Investment Income:

Investment income allocated from the Trust                              $   107
Expenses allocated from the Trust                                           (45)
                                                                        -------
Net investment income from the Trust                                         62
                                                                        -------
--------------------------------------------------------------------------------

Expenses:

Registration fees                                           $ 16,093
Offering costs                                                 6,603
Accounting services                                              179
Account maintenance and distribution fees -- Class C              23
Administration fee                                                19
Account maintenance and distribution fees -- Class B              17
Account maintenance fee -- Class A                                 4
                                                            --------
Total expenses before reimbursement                           22,938
Reimbursement of expenses                                    (22,828)
                                                            --------
Total expenses after reimbursement                                          110
                                                                        -------
Investment loss -- net                                                      (48)
                                                                        -------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Trust -- Net:

Realized gain on investments from the Trust -- net                        1,256
Unrealized depreciation on investments from the Trust -- net             (3,455)
                                                                        -------
Net Decrease in Net Assets Resulting from Operations                    $(2,247)
                                                                        =======
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


            September 30, 2000 (8) Mercury Small Cap Value Fund, Inc.

STATEMENT OF CHANGES
IN NET ASSETS

For the Period September 5, 2000+ to September 30, 2000
--------------------------------------------------------------------------------

MERCURY SMALL CAP VALUE FUND, INC.
================================================================================

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment loss -- net                                                $     (48)
Realized gain on investments from the Trust -- net                        1,256
Unrealized depreciation on investments from the Trust -- net             (3,455)
                                                                      ---------
Net decrease in net assets resulting from operations                     (2,247)
                                                                      ---------
--------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions       25,320
                                                                      ---------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                             23,073
Beginning of period                                                     100,000
                                                                      ---------
End of period                                                         $ 123,073
                                                                      =========
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


            September 30, 2000 (9) Mercury Small Cap Value Fund, Inc.

FINANCIAL HIGHLIGHTS

MERCURY SMALL CAP VALUE FUND, INC.
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                               For the Period September 5, 2000+ to September 30, 2000
                                            -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:     Class I           Class A           Class B           Class C
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $ 10.00           $ 10.00           $ 10.00           $ 10.00
                                            -------------------------------------------------------------
Investment loss-- net                            --++              --++              --++              --++
Realized and unrealized loss on
  investments from the Trust-- net             (.26)             (.26)             (.26)             (.26)
                                            -------------------------------------------------------------
Total from investment operations               (.26)             (.26)             (.26)             (.26)
                                            -------------------------------------------------------------
Net asset value, end of period              $  9.74           $  9.74           $  9.74           $  9.74
                                            =============================================================
---------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share            (2.60%)@          (2.60%)@          (2.60%)@          (2.60%)@
                                            =============================================================
---------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement+++              1.49%*            1.74%*            2.49%*            2.52%*
                                            =============================================================
Expenses+++                                  314.07%*          314.32%*          315.08%*          306.66%*
                                            =============================================================
Investment loss-- net                          (.08%)*           (.33%)*          (1.09%)*           (.97%)*
                                            =============================================================
---------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $    25           $    24           $    24           $    50
                                            =============================================================
---------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Trust's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


           September 30, 2000 (10) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

MERCURY SMALL CAP VALUE FUND, INC.
================================================================================

(1)   Significant Accounting Policies:

      Mercury Small Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Value Trust (the "Trust") that has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on September 5, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on August 9, 2000 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribu tion expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments -- Valuation of securities is discussed in
      Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Trust, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.


           September 30, 2000 (11) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions-- Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM earned fees of $19, all of which was waived. In addition, FAM reimbursed the Fund $22,809 in additional expenses.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                   Account          Distribution
                                                Maintenance Fee         Fee
      --------------------------------------------------------------------------
      Class A                                       .25%                 --
      --------------------------------------------------------------------------
      Class B                                       .25%                .75%
      --------------------------------------------------------------------------
      Class C                                       .25%                .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


           September 30, 2000 (12) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases in the Fund's investment in the Trust for the period September 5, 2000 to September 30, 2000 were $125,320.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $25,320 for the period September 5, 2000 to September 30, 2000.

      Transactions in capital shares were as follows:

      Class C Shares for the Period
      September 5, 2000+ to September 30, 2000     Shares          Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                   2,634         $       25,320
                                                --------------------------------
      Net increase                                  2,634         $       25,320
                                                ================================
      --------------------------------------------------------------------------

+ Prior to September 5, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


           September 30, 2000 (13) Mercury Small Cap Value Fund, Inc.

SCHEDULE OF INVESTMENTS

MASTER SMALL CAP VALUE TRUST
================================================================================

                                                                          In US Dollars
                                                           --------------------------------------------
                 Shares                                                                      Percent of
Sector*           Held              Stocks                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
Auto &           204,750    ArvinMeritor, Inc.             $    5,064,323    $    3,007,266     0.2%
Trans-           498,400    CNF Transportation, Inc.           14,913,560        11,089,400     0.8
portation        469,900    Circle International
                            Group, Inc.                         9,422,544        14,214,475     1.0
                 803,000   +Fritz Companies, Inc.               7,882,253         9,636,000     0.7
                 185,200   +Gentex Corporation                  3,000,336         4,630,000     0.3
               1,019,700   +Keystone Automotive
                            Industries, Inc. (c)                9,864,743         4,907,306     0.4
               1,744,400   +Miller Industries, Inc.            11,515,625         1,635,375     0.1
                 188,000   +Tower Automotive, Inc.              3,064,058         1,762,500     0.1
                                                           --------------------------------------------
                                                               64,727,442        50,882,322     3.6
-------------------------------------------------------------------------------------------------------
Consumer         308,100   +ACNielsen Corporation               5,843,350         7,336,631     0.5
Discre-        2,266,800   +APAC Customer
tionary                     Services, Inc.                     11,387,622        12,042,375     0.9
                   1,317    Adrienne Arpel, Inc.
                            (Preferred)                                 0            28,157     0.0
                 560,900   +Ambassadors
                            International, Inc.                 7,100,702        10,481,819     0.7
                 606,200   +BI, Incorporated (c)                5,500,558         4,982,206     0.4
                 556,900   +Boron, LePore &
                            Associates, Inc.                    7,575,025         5,708,225     0.4
               1,293,500   +Buffets, Inc.                      12,552,401        17,785,625     1.3
                 511,900    Dover Downs
                            Entertainment, Inc.                 6,283,444         6,878,656     0.5
                  77,000    Ethan Allen Interiors, Inc.         1,856,299         2,180,062     0.2
                 218,600    G & K Services, Inc.
                            (Class A)                           4,799,192         6,134,463     0.4
               1,742,250   +HA-LO Industries, Inc.             12,895,180         6,969,000     0.5
                  25,000    Harte Hanks, Inc.                     617,770           681,250     0.1
                 412,600    IKON Office Solutions, Inc.         2,900,873         1,624,613     0.1
                 147,992   +Interlogix, Inc.                    3,186,277         1,963,206     0.1
                 234,600   +Jack in the Box, Inc.               4,860,809         5,029,238     0.4
                 331,600   +Linens 'n Things, Inc.              7,946,966         8,455,800     0.6
                 205,000    Liz Claiborne, Inc.                 8,496,503         7,892,500     0.6
                 119,600   +MSC Industrial
                            Direct Co., Inc. (Class A)          1,678,022         1,823,900     0.1
                 747,200   +McNaughton Apparel
                            Group, Inc. (c)                    10,131,919        12,235,400     0.9
                 812,400   +The Men's
                            Warehouse, Inc.                    17,023,378        23,001,075     1.6
               1,258,350   +Metromedia International
                            Group, Inc.                        12,398,347         4,706,229     0.3
                 254,440   +Midway Games, Inc.                  2,304,374         1,781,080     0.1
                 282,300   +Mohawk Industries, Inc.             6,258,726         6,157,669     0.4


           September 30, 2000 (14) Mercury Small Cap Value Fund, Inc.

                                                                          In US Dollars
                                                           --------------------------------------------
                 Shares                                                                      Percent of
Sector*           Held              Stocks                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
Consumer         582,000   +Outback Steakhouse,
Discre-                     Inc.                           $   13,902,102    $   15,786,750     1.1%
tionary        1,121,700   +Panera Bread Company
(concluded)                 (Class A) (c)                       7,525,064        23,415,488     1.6
               1,264,300   +Paxson Communications
                            Corporation                        13,010,660        14,539,450     1.0
               1,036,600    Pier 1 Imports, Inc.                6,780,942        14,058,888     1.0
                 108,600   +QRS Corporation                     2,064,598         1,635,787     0.1
               1,394,000   +SITEL Corporation                   9,744,698         4,094,875     0.3
                 275,000   +Sinclair Broadcast Group,
                            Inc. (Class A)                      3,059,375         3,007,813     0.2
                 509,200    Strayer Education, Inc.            11,121,155        11,138,750     0.8
                 452,100   +THQ, Inc.                           4,144,876        10,511,325     0.7
                  23,400   +Take-Two Interactive
                            Software, Inc.                        248,625           293,963     0.0
                 687,000   +Tech Data Corporation              16,614,337        29,369,250     2.1
               2,113,600   +WMS Industries, Inc. (c)           17,117,233        47,556,000     3.3
                 140,400   +West TeleServices
                            Corporation                         1,668,883         3,088,800     0.2
                                                           --------------------------------------------
                                                              260,600,285       334,376,318    23.5
-------------------------------------------------------------------------------------------------------
Consumer         259,000    Dean Foods Company                  6,375,784         8,611,750     0.6
Staples          191,300    Longs Drug Stores
                            Corporation                         4,383,379         3,658,612     0.3
                 256,300   +Suiza Foods Corporation             8,679,734        12,991,206     0.9
                                                           --------------------------------------------
                                                               19,438,897        25,261,568     1.8
-------------------------------------------------------------------------------------------------------
Energy            94,200   +Barrett Resources
                            Corporation                         2,127,520         3,561,937     0.2
                 563,300   +Basin Exploration, Inc.             7,948,646        10,984,350     0.8
                 191,300    Diamond Offshore
                            Drilling, Inc.                      5,617,791         7,843,300     0.6
                 150,600   +Evergreen Resources, Inc.           3,326,488         5,233,350     0.4
                 259,722   +Louis Dreyfus Natural
                            Gas Corp.                           3,817,826        10,291,484     0.7
                 152,600   +Nuevo Energy Company                3,043,950         2,804,025     0.2
                 158,800   +Plains Resources Inc.               1,826,931         2,997,350     0.2
                 308,391    Plains Resources Inc. (b)           1,806,983         5,820,880     0.4
                 309,250   +Tom Brown, Inc.                     3,017,615         7,576,625     0.5
                                                           --------------------------------------------
                                                                32,533,750       57,113,301     4.0
-------------------------------------------------------------------------------------------------------
Financial         65,050    American National
Services                    Insurance Company                   4,792,822         4,155,069     0.3
               1,152,700    Banknorth Group, Inc.              18,986,273        20,604,512     1.5
               1,394,000   +Billing Concepts Corp.              8,731,709         4,443,375     0.3
                 515,400    Brandywine Realty Trust             9,019,808        10,436,850     0.7
                 278,000    Camden Property Trust               7,307,121         8,618,000     0.6
                 658,100    Capitol Federal Financial           6,559,765         9,624,712     0.7
               1,228,968    Charter One Financial, Inc.        21,301,599        29,956,102     2.1
                  51,900   +Investment Technology
                            Group, Inc.                         1,182,616         2,072,756     0.1


           September 30, 2000 (15) Mercury Small Cap Value Fund, Inc.

                                                                          In US Dollars
                                                           --------------------------------------------
                 Shares                                                                      Percent of
Sector*           Held              Stocks                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
Financial      1,683,800    Meditrust Companies            $   12,184,520    $    4,946,163     0.4%
Services         560,200    National Data Corporation          15,585,838        18,381,563     1.3
(concluded)      391,000    PXRE Group Limited                  8,096,612         6,158,250     0.4
                 351,400   +The Profit Recovery Group
                            International, Inc.                 5,900,645         3,470,075     0.2
                 202,100    Roslyn Bancorp, Inc.                3,478,444         4,521,988     0.3
                 329,200    Scottish Annuity & Life
                            Holdings, Ltd.                      4,515,650         3,045,100     0.2
               1,384,000   +United Rentals, Inc.               24,729,057        33,389,000     2.4
                                                           --------------------------------------------
                                                              152,372,479       163,823,515    11.5
-------------------------------------------------------------------------------------------------------
Healthcare     1,429,500   +Caremark Rx, Inc.                   7,097,897        16,081,875     1.1
                 328,000   +Closure Medical
                            Corporation                         5,814,280         8,261,500     0.6
                 573,600   +Covance, Inc.                       8,603,854         4,696,350     0.3
                 296,600   +INAMED Corporation                  9,305,937         8,341,875     0.6
                 314,000   +Isis Pharmaceuticals, Inc.          3,708,791         3,611,000     0.3
                 516,200    Mentor Corporation                  9,025,173         8,130,150     0.6
                 610,200   +Nabi                                3,937,002         4,271,400     0.3
                 202,300   +Novoste Corporation                 6,602,643         8,597,750     0.6
                 518,100   +Orthodontic Centers of
                            America, Inc.                       5,913,097        17,259,206     1.2
                 148,000    Owens & Minor, Inc.                 2,599,454         2,331,000     0.2
                 456,000   +Patterson Dental
                            Company                             9,023,154        10,260,000     0.7
                 154,800   +Pharmaceutical Product
                            Development, Inc.                   2,004,400         4,111,875     0.3
                  98,900   +Quintiles Transnational
                            Corp.                               1,343,229         1,576,219     0.1
                 177,200   +Vical, Incorporated                 4,001,951         4,585,050     0.3
                                                           --------------------------------------------
                                                               78,980,862       102,115,250     7.2
-------------------------------------------------------------------------------------------------------
Materials &    1,046,400    AK Steel Holding
Processing                  Corporation                        14,336,343         9,810,000     0.7
                 506,800    A.M. Castle & Company               8,676,896         4,877,950     0.3
                 278,900   +Airgas, Inc.                        2,103,759         1,900,006     0.1
                 519,400    Boise Cascade Corporation          14,730,143        13,796,562     1.0
                  62,700    Carpenter Technology
                            Corporation                         1,504,931         1,826,137     0.1
                 359,300    Commonwealth
                            Industries, Inc.                    5,075,131         1,998,606     0.1
                 900,500    Corn Products
                            International, Inc.                21,502,128        20,486,375     1.4
                 456,500    Gibraltar Steel
                            Corporation                         8,343,793         7,532,250     0.5
                 848,500    Intermet Corporation               11,221,789         6,151,625     0.4
                 121,000    Kaydon Corp.                        3,249,434         2,783,000     0.2
                 251,500   +Novamerican Steel, Inc.             2,912,596         2,137,750     0.2
                 642,100   +Paxar Corporation                   8,073,661         5,738,769     0.4
                 641,700    Quanex Corporation                 13,574,406        12,232,406     0.9


           September 30, 2000 (16) Mercury Small Cap Value Fund, Inc.

                                                                          In US Dollars
                                                           --------------------------------------------
                 Shares                                                                      Percent of
Sector*           Held              Stocks                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
Materials &      522,800    Rock-Tenn Company
Processing                  (Class A)                      $    6,192,610    $    5,195,325     0.4%
(concluded)    1,569,081    Ryerson Tull, Inc. (c)             26,496,832        14,808,202     1.0
                 714,900   +Shiloh Industries, Inc.             9,909,349         5,183,025     0.4
               1,060,100   +Unifi, Inc.                        12,367,232        10,799,769     0.8
               2,391,200    Watsco, Inc. (c)                   27,129,836        24,605,448     1.7
                 669,400   +Wolverine Tube, Inc. (c)           11,260,517         9,957,325     0.7
                 863,610   +Zemex Corporation (c)               7,282,851         6,369,124     0.5
                                                           --------------------------------------------
                                                              215,944,237       168,189,654    11.8
-------------------------------------------------------------------------------------------------------
Miscella-      1,331,500   +Mercer International,
neous                       Inc. (c)                           15,768,762        10,069,469     0.7
-------------------------------------------------------------------------------------------------------
Producer         529,500   +ANTEC Corporation                  17,075,727        15,620,250     1.1
Durables         633,100    Applied Industrial
                            Technologies, Inc.                 10,981,741        10,960,544     0.8
                 442,000   +BE Aerospace, Inc.                  3,169,273         7,127,250     0.5
                 638,277    BHA Group Holdings,
                            Inc. (c)                            7,083,102         9,095,447     0.6
                 846,900   +Brown & Sharpe
                            Manufacturing Company
                            (Class A) (c)                      10,624,240         3,493,462     0.3
                 468,100   +Com21, Inc.                         7,720,797         6,319,350     0.4
                 808,800   +Comdial Corporation (c)             4,965,675         1,642,875     0.1
                 166,800   +DONCASTERS PLC
                            (ADR) (a)                           1,203,203         3,377,700     0.2
               2,350,800   +Danka Business
                            Systems PLC (ADR) (a)              15,370,687         3,599,663     0.3
                 598,500    Oakwood Homes
                            Corporation                        11,219,065           897,750     0.1
                 218,000    The Ryland Group, Inc.              3,345,065         6,758,000     0.5
                 179,630   +Toll Brothers, Inc.                 3,456,533         6,174,781     0.4
                 180,400   +Triumph Group, Inc.                 4,514,694         6,471,850     0.5
                                                           --------------------------------------------
                                                              100,729,802        81,538,922     5.8
-------------------------------------------------------------------------------------------------------
Technology       257,400   +ANADIGICS, Inc.                     6,897,591         5,694,975     0.4
                 285,400   +American Management
                            Systems, Incorporated               6,595,511         4,905,313     0.3
                 543,700   +Anixter International, Inc.         7,483,122        15,835,262     1.1
                 535,450   +C.P. Clare Corporation (c)          4,490,184         2,309,128     0.2
                 683,800   +ESCO Technologies Inc.             11,672,171        11,966,500     0.8
                 454,900   +Electronics for
                            Imaging, Inc.                      10,727,861        11,486,225     0.8
               1,162,600   +FileNET Corporation                23,431,908        21,144,788     1.5
                 253,600   +Harmonic, Inc.                      6,786,081         6,086,400     0.4
                 369,000   +II-VI, Incorporated (c)             6,148,696         6,889,922     0.5
                 358,753   +InterVoice-Bright, Inc.             3,560,329         3,766,907     0.3
                 815,000   +JDA Software Group, Inc.           13,155,349        10,391,250     0.7
                 577,800   +Mentor Graphics
                            Corporation                         5,580,857        13,614,413     1.0


           September 30, 2000 (17) Mercury Small Cap Value Fund, Inc.

                                                                          In US Dollars
                                                           --------------------------------------------
                 Shares                                                                      Percent of
Sector*           Held              Stocks                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
Technology     1,361,000   +NetManage, Inc.                $    3,267,125    $    2,892,125     0.2%
(concluded)      112,400   +Network Associates, Inc.            2,506,488         2,543,050     0.2
                 235,940   +Nu Horizons Electronics
                            Corp.                               1,910,534         6,562,081     0.5
                 474,970   +PeopleSoft, Inc.                    4,852,979        13,269,474     0.9
                 588,600   +Planar Systems, Inc. (c)            5,681,645        10,962,675     0.8
               1,223,000   +Sensormatic Electronics
                            Corporation                        15,872,000        18,345,000     1.3
               1,964,500   +Structural Dynamics
                            Research Corporation (c)           24,949,646        32,168,688     2.3
                 364,650   +Sybase, Inc.                        3,168,199         8,386,950     0.6
               1,477,200   +Sykes Enterprises,
                            Incorporated                       22,977,841         7,939,950     0.5
                 443,575    TALX Corporation (c)                3,308,463        11,422,056     0.8
                 552,700   +Transaction Systems
                            Architects, Inc. (Class A)         12,028,841         8,981,375     0.6
                                                           --------------------------------------------
                                                              207,053,421       237,564,507    16.7
-------------------------------------------------------------------------------------------------------
Utilities        310,000   +Boston Communications
                            Group, Inc.                         3,878,897         5,967,500     0.4
-------------------------------------------------------------------------------------------------------
                            Total Stocks                    1,152,028,834     1,236,902,326    87.0
-------------------------------------------------------------------------------------------------------
                   Face           Short-Term
                  Amount          Securities
-------------------------------------------------------------------------------------------------------
Com-           $20,240,000  AEP Inc., 6.50% due
mercial                     10/16/2000                         20,181,529        20,181,529     1.4
Paper**          2,958,000  CSW Credit, Inc., 6.50%
                            due 10/16/2000                      2,949,455         2,949,455     0.2
                10,000,000  Gannett Company, 6.49%
                            due 10/05/2000                      9,990,986         9,990,986     0.7
                64,075,000  General Motors
                            Acceptance Corp., 6.75%
                            due 10/02/2000                     64,050,972        64,050,972     4.5
                20,000,000  Target Corporation, 6.48%
                            due 10/11/2000                     19,960,400        19,960,400     1.4
                20,000,000  Transamerica Finance
                            Corporation, 6.51% due
                            10/27/2000                         19,902,350        19,902,350     1.4
-------------------------------------------------------------------------------------------------------


           September 30, 2000 (18) Mercury Small Cap Value Fund, Inc.

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                           --------------------------------------------
                 Face           Short-Term                                                  Percent of
                Amount          Securities                       Cost              Value     Net Assets
-------------------------------------------------------------------------------------------------------
US           $20,119,000   Federal Home Loan
Government                 Banks, 6.40%
Agency                     due 10/06/2000                  $   20,097,540    $   20,097,540     1.4%
Obligations**              Freddie Mac
                           Participation
                           Certificates:
             15,000,000        6.44% due
                               10/03/2000                      14,991,950        14,991,950     1.1
             25,000,000        6.40% due
                               10/17/2000                      24,924,444        24,924,444     1.8
-------------------------------------------------------------------------------------------------------
                           Total Short-Term
                           Securities                         197,049,626       197,049,626    13.9
                                                           ============================================
-------------------------------------------------------------------------------------------------------
                           Total Investments               $1,349,078,460     1,433,951,952   100.9
                                                           ==============
                           Liabilities in Excess
                           of Other Assets                                      (12,378,258)   (0.9)
                                                                             --------------------------
                           Net Assets                                        $1,421,573,694   100.0%
                                                                             ==========================
-------------------------------------------------------------------------------------------------------

  +   Non-income producing security.
  * Holdings are classified into the economic sectors found in the Russell 2000 Index.
 ** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

------------------------------------------------------------------------------------------------------
                                                                  Net Share        Net      Dividend
Sector                                Affiliate                   Activity         Cost      Income
------------------------------------------------------------------------------------------------------
Auto & Transportation   Keystone Automotive Industries, Inc.             --            --       +
------------------------------------------------------------------------------------------------------
Consumer                BI, Incorporated                                 --            --       +
Discretionary           McNaughton Apparel Group, Inc.                   --            --       +
                        Panera Bread Company (Class A)                   --            --       +
                        WMS Industries, Inc.                        411,100    $3,545,278       +
------------------------------------------------------------------------------------------------------
Materials & Processing  Ryerson Tull, Inc.                               --            --       +
                        Watsco, Inc.                                     --            --       +
                        Wolverine Tube, Inc.                        500,300     7,606,262       +
                        Zemex Corporation                                --            --       +
------------------------------------------------------------------------------------------------------
Miscellaneous           Mercer International, Inc.                       --            --       +
------------------------------------------------------------------------------------------------------
Producer Durables       BHA Group Holdings, Inc.                         --            --       +
                        Brown & Sharpe Manufacturing Company
                           (Class A)                                     --            --       +
                        Comdial Corporation                              --            --       +
------------------------------------------------------------------------------------------------------
Technology              C.P. Clare Corporation                      (60,000)     (534,768)      +
                        II-VI, Incorporated                         369,000     6,148,696       +
                        Planar Systems, Inc.                        300,000     3,134,677       +
                        Structural Dynamics Research Corporation    300,000     3,852,817       +
                        TALX Corporation                             25,325     7,976,804    $12,098
------------------------------------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements.


           September 30, 2000 (19) Mercury Small Cap Value Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of September 30, 2000
--------------------------------------------------------------------------------

MASTER SMALL CAP VALUE TRUST
================================================================================

Assets:
Investments, at value (identified cost -- $1,349,078,460)                          $1,433,951,952
Receivables:
  Securities sold                                              $    5,218,317
  Contributions                                                     4,019,744
  Dividends                                                           401,525           9,639,586
                                                               --------------
Prepaid expenses and other assets                                                         409,645
                                                                                   --------------
Total assets                                                                        1,444,001,183
                                                                                   --------------
-------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                             18,992,489
  Withdrawals                                                       1,803,401
  Custodian bank                                                    1,067,104
  Investment adviser                                                  556,046          22,419,040
                                                               --------------
Accrued expenses and other liabilities                                                      8,449
                                                                                   --------------
Total liabilities                                                                      22,427,489
                                                                                   --------------
-------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                         $1,421,573,694
                                                                                   ==============
-------------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                  $1,336,700,202
Unrealized appreciation on investments -- net                                          84,873,492
                                                                                   --------------
Net assets                                                                         $1,421,573,694
                                                                                   ==============
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


           September 30, 2000 (20) Mercury Small Cap Value Fund, Inc.

STATEMENT OF OPERATIONS

For the Period September 1, 2000+ to September 30, 2000
--------------------------------------------------------------------------------

MASTER SMALL CAP VALUE TRUST
================================================================================

Investment Income:

Interest and discount earned                                                $    890,800
Dividends                                                                        532,240
                                                                            ------------
Total income                                                                   1,423,040
                                                                            ------------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                  $    584,943
Accounting services                                             17,864
Custodian fees                                                  10,581
Professional fees                                                3,379
Offering costs                                                   1,602
Trustees' fees and expenses                                        859
Pricing fees                                                       134
Other                                                            1,831
                                                          ------------
Total expenses                                                                   621,193
                                                                            ------------
Investment income -- net                                                         801,847
                                                                            ------------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments -- Net:

Realized gain from investments -- net                                         20,594,529
Unrealized appreciation on investments -- net                                 84,873,492
                                                                            ------------
Net Increase in Net Assets Resulting from Operations                        $106,269,868
                                                                            ============
----------------------------------------------------------------------------------------

+     Commencement of operations.

See Notes to Financial Statements.


           September 30, 2000 (21) Mercury Small Cap Value Fund, Inc.

STATEMENT OF CHANGES
IN NET ASSETS

For the Period September 1, 2000+ to September 30, 2000
--------------------------------------------------------------------------------

MASTER SMALL CAP VALUE TRUST
================================================================================
Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment income -- net                                          $      801,847
Realized gain on investments -- net                                   20,594,529
Unrealized appreciation on investments -- net                         84,873,492
                                                                  --------------
Net increase in net assets resulting from operations                 106,269,868
                                                                  --------------
--------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions      1,315,203,726
                                                                  --------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                       1,421,473,594
Beginning of period                                                      100,100
                                                                  --------------
End of period                                                     $1,421,573,694
                                                                  ==============
--------------------------------------------------------------------------------

+     Commencement of operations.

See Notes to Financial Statements.


           September 30, 2000 (22) Mercury Small Cap Value Fund, Inc.

FINANCIAL HIGHLIGHTS

MASTER SMALL CAP VALUE TRUST
================================================================================
The following ratios have been derived from information         For the Period
provided in the financial statements.                           Sept. 1, 2000+
                                                               to Sept. 30, 2000
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                   .55%*
                                                                 =============
Investment income -- net                                                   .71%*
                                                                 =============
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                         $   1,421,574
                                                                 =============
Portfolio turnover                                                        7.32%
                                                                 =============
--------------------------------------------------------------------------------
+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.


           September 30, 2000 (23) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP VALUE TRUST
================================================================================

(1)   Significant Accounting Policies:

      Master Small Cap Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

      (a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

      (b) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Trust may purchase or sell financial futures con tracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.


           September 30, 2000 (24) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options -- The Trust is authorized to write put and covered call options and purchase put and call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts -- The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters such contracts.

      o Foreign currency options and futures -- The Trust may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

      (c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required.

      (d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization


           September 30, 2000 (25) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (e) Custodian bank -- The Trust recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average net assets not exceeding $1 billion, .475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion.

      In addition, MLPF&S received $10,618 in commissions on the execution of portfolio security transactions for the Trust for the period September 1, 2000 to September 30, 2000.

      Accounting services are provided to the Trust by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period September 1, 2000 to September 30, 2000 were $87,032,829 and $89,999,011, respectively.

      Net realized gains for the period September 1, 2000 to September 30, 2000 and net unrealized gains as of September 30, 2000 were as follows:

                                                 Realized             Unrealized
                                                  Gains                 Gains
--------------------------------------------------------------------------------
Long-term investments                          $20,594,529           $84,873,492
                                               ---------------------------------
Total                                          $20,594,529           $84,873,492
                                               =================================
--------------------------------------------------------------------------------


           September 30, 2000 (26) Mercury Small Cap Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      As of September 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $84,873,492, of which $285,872,752 related to appreciated securities and $200,999,260 related to depreciated securities. At September 30, 2000, the aggregate cost of investments for Federal income tax purposes was $1,349,078,460.

(4)   Short-Term Borrowings:

      On December 3, 1999, the Trust became a party to a $1,000,000,000 credit agreement dated December 3, 1999 among certain other funds managed by FAM and its affiliates, Bank of America, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Trust did not borrow under the facility during the period September 1, 2000 to September 30, 2000.


           September 30, 2000 (27) Mercury Small Cap Value Fund, Inc.

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick,
  Director/Trustee
Jack B. Sunderland, Director/Trustee
Stephen B. Sunderland, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert E. Doll, Jr., Senior Vice President
Daniel V. Szemis, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President and
  Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of securities, primarily common stock, of relatively small companies that Fund management believes have special investment value and emerging growth com panies regardless of size. The Fund will seek to achieve its objective by investing all of its assets in Master Small Cap Value Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Trust.

Mercury Small Cap Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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